LEGAL MATTERS (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2011 item	Nov. 30, 2011 item	Dec. 31, 2012	Sep. 30, 2012
Contract awarded by Iran
Legal Matters
Arbitration award amount			$ 2.8	$ 2.8
Amount of accrued liability			8.8	8.8
Amount of accrued interest			0.2	0.2
Amount of pre-judgment interest award				1.4
Amount of attorney's fees			0.6	0.1
Claim from public transit authority customer
Legal Matters
Period prior to acquisition of contract during which a former employee was committing illegal acts			2 years	2 years
Number of employees alleged for loss of revenue due to inappropriate and illegal actions	1	1
Estimated loss of revenue			$ 2.9	$ 2.9